Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock Series A Preferred Stock	Preferred Stock Series B Preferred Stock	Preferred Stock	Common Stock	Common Stock Payable	Treasury Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2022	$ 3,270	$ 0	$ 0	$ 3,298	$ 23,340	$ (1,102,375)	$ 18,070,556	$ (14,820,436)	$ 2,177,653
Balances (in Shares) at Dec. 31, 2022	3,269,998	0	0	3,298,033
Issuance of stock for partial shares resulting from reverse split	$ 0	$ 0	$ 0	$ 8	0	0	(8)	0	0
Issuance of stock for partial shares resulting from reverse split (in Shares)	0	0	0	8,838
Purchase of treasury stock	$ 0	$ 0	$ 0	$ 0	0	(106,750)	0	0	(106,750)
Retirement of treasury stock	$ 0	$ 0	$ 0	$ (454)	0	1,181,475	(1,181,021)	0	0
Retirement of treasury stock (in Shares)	0	0	0	(454,441)
Stock based compensation	$ 0	$ 0	$ 0	$ 371	(23,340)	0	1,489,281	0	1,466,312
Stock based compensation (in Shares)	0	0	0	370,585
Issuance of stock for investment	$ 0	$ 2,400	$ 0	$ 0	0	0	8,421,600	0	8,424,000
Issuance of stock for investment (in Shares)	0	2,400,000	0	0
Forfeiture of shares	$ 0	$ (2,400)	$ 0	$ 0	0	0	2,400	0	0
Forfeiture of shares (in Shares)	0	(2,400,000)	0	0
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(4,664,455)	(4,664,455)
Balances at Dec. 31, 2023	$ 3,270	$ 0	$ 0	$ 3,223	0	(27,650)	26,802,808	(19,484,891)	7,296,760
Balances (in Shares) at Dec. 31, 2023	3,269,998	0	0	3,223,015
Stock based compensation	$ 0	$ 0	$ 0	$ 3	0	0	114,663	0	114,666
Stock based compensation (in Shares)	0	0	0	3,120
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(863,711)	(863,711)
Balances at Mar. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,226	0	(27,650)	26,917,471	(20,348,602)	6,547,715
Balances (in Shares) at Mar. 31, 2024	3,269,998	0	0	3,226,135
Balances at Dec. 31, 2023	$ 3,270	$ 0	$ 0	$ 3,223	0	(27,650)	26,802,808	(19,484,891)	7,296,760
Balances (in Shares) at Dec. 31, 2023	3,269,998	0	0	3,223,015
Net loss									(2,522,487)
Balances at Sep. 30, 2024	$ 3,270	$ 0	$ 0	$ 3,528	0	0	28,275,922	(22,007,378)	6,275,342
Balances (in Shares) at Sep. 30, 2024	3,269,998			3,528,028
Balances at Dec. 31, 2023	$ 3,270	$ 0	$ 0	$ 3,223	0	(27,650)	26,802,808	(19,484,891)	7,296,760
Balances (in Shares) at Dec. 31, 2023	3,269,998	0	0	3,223,015
Retirement of treasury stock	$ 0	$ 0	$ 0	$ (11)	0	27,650	(27,639)	0	0
Retirement of treasury stock (in Shares)	0	0	0	(10,607)
Stock based compensation	$ 0	$ 0	$ 0	$ 23	0	0	368,639	0	368,662
Stock based compensation (in Shares)	0	0	0	23,130
Issuance of stock for investment	$ 0	$ 0	$ 0	$ 313	0	0	1,199,687	0	1,200,000
Issuance of stock for investment (in Shares)	0	0	0	312,500
Forfeiture of shares	$ 0	$ 0	$ 0	$ (10)	0	0	10	0	0
Forfeiture of shares (in Shares)	0	0	0	(10,000)
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(3,471,227)	(3,471,227)
Balances at Dec. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,538	0	0	28,343,505	(22,956,118)	5,394,195
Balances (in Shares) at Dec. 31, 2024	3,269,998	0	0	3,538,038
Balances at Mar. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,226	0	(27,650)	26,917,471	(20,348,602)	6,547,715
Balances (in Shares) at Mar. 31, 2024	3,269,998	0	0	3,226,135
Retirement of treasury stock	$ 0	$ 0	$ 0	$ (11)	0	27,650	(27,639)	0	0
Retirement of treasury stock (in Shares)	0	0	0	(10,607)
Stock based compensation	$ 0	$ 0	$ 0	$ 0	0	0	104,666	0	104,666
Stock based compensation (in Shares)	0	0	0	0
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(877,943)	(877,943)
Balances at Jun. 30, 2024	$ 3,270	$ 0	$ 0	$ 3,215	0	0	26,994,498	(21,226,545)	5,774,438
Balances (in Shares) at Jun. 30, 2024	3,269,998	0	0	3,215,528
Stock based compensation	$ 0	$ 0	$ 0	$ 0	0	0	81,737	0	81,737
Issuance of stock for investment	0	0	0	$ 313	0	0	1,199,687	0	1,200,000
Issuance of stock for investment (in Shares)				312,500
Net loss	0	0	0	$ 0	0	0	0	(780,833)	(780,833)
Balances at Sep. 30, 2024	$ 3,270	0	0	$ 3,528	0	0	28,275,922	(22,007,378)	6,275,342
Balances (in Shares) at Sep. 30, 2024	3,269,998			3,528,028
Balances at Dec. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,538	0	0	28,343,505	(22,956,118)	5,394,195
Balances (in Shares) at Dec. 31, 2024	3,269,998	0	0	3,538,038
Stock based compensation	$ 0	$ 0	$ 0	$ 47	0	0	53,120	0	53,167
Stock based compensation (in Shares)	0	0	0	46,787
Shares issued for cashless exercise of options	$ 0	$ 0	$ 0	$ 3	0	0	(3)	0	0
Shares issued for cashless exercise of options (in Shares)	0	0	0	3,049
Shares issued for financing costs	$ 0	$ 0	$ 0	$ 15	0	0	49,635	0	49,650
Shares issued for financing costs (in Shares)	0	0	0	15,000
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(829,133)	(829,133)
Balances at Mar. 31, 2025	$ 3,270	$ 0	$ 0	$ 3,603	0	0	28,446,257	(23,785,251)	4,667,879
Balances (in Shares) at Mar. 31, 2025	3,269,998	0	0	3,602,874
Balances at Dec. 31, 2024	$ 3,270	$ 0	$ 0	$ 3,538	0	0	28,343,505	(22,956,118)	$ 5,394,195
Balances (in Shares) at Dec. 31, 2024	3,269,998	0	0	3,538,038
Shares issued for financing costs (in Shares)									15,000
Net loss									$ (2,819,009)
Balances at Sep. 30, 2025	$ 3,270	$ 0		$ 3,962	0	(40)	30,552,080	(25,775,127)	4,784,145
Balances (in Shares) at Sep. 30, 2025	3,269,998		0	3,962,093
Balances at Mar. 31, 2025	$ 3,270	$ 0	$ 0	$ 3,603	0	0	28,446,257	(23,785,251)	4,667,879
Balances (in Shares) at Mar. 31, 2025	3,269,998	0	0	3,602,874
Stock based compensation	$ 0	$ 0	$ 0	$ 40	0	0	186,427	0	186,467
Stock based compensation (in Shares)	0	0	0	40,000
Shares issued for cashless exercise of options	$ 0	$ 0	$ 0	$ 4	0	0	(4)	0	0
Shares issued for cashless exercise of options (in Shares)	0	0	0	4,600
Net loss	$ 0	$ 0	$ 0	$ 0	0	0	0	(1,269,269)	(1,269,269)
Balances at Jun. 30, 2025	$ 3,270	$ 0	$ 0	$ 3,647	0	0	28,632,680	(25,054,520)	3,585,077
Balances (in Shares) at Jun. 30, 2025	3,269,998	0	0	3,647,474
Stock based compensation	$ 0	$ 0	$ 0	$ 0	0	0	273,355	0	273,355
Issuance of shares to treasury	0	0	0	$ 40	0	(40)	0	0	0
Issuance of shares to treasury (in Shares)				39,724
Shares issued for the conversion of senior secured convertible debenture	0	0	0	$ 113	0	0	609,537	0	609,650
Shares issued for the conversion of senior secured convertible debenture (in Shares)				111,658
Shares issued for cashless exercise of options	0	0	0	$ 2	0	0	(2)	0	0
Shares issued for cashless exercise of options (in Shares)				2,961
Issuance of stock for investment	0	0	0	$ 160	0	0	1,036,510	0	1,036,670
Issuance of stock for investment (in Shares)				160,276
Net loss	0	0	$ 0	$ 0	0	0	0	(720,607)	(720,607)
Balances at Sep. 30, 2025	$ 3,270	$ 0		$ 3,962	$ 0	$ (40)	$ 30,552,080	$ (25,775,127)	$ 4,784,145
Balances (in Shares) at Sep. 30, 2025	3,269,998		0	3,962,093